Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	¥ 1,917	¥ 2,011
Cost [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	2,251	2,348
Accumulated impairment [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	¥ (334)	¥ (337)